Recent Accounting Pronouncements (Detail Textuals) $ in Billions	Dec. 31, 2018 USD ($)
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets and total lease liabilities	$ 1.8
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets and total lease liabilities	$ 2.0